Related Party Transactions - Schedule of Payments to Board of Directors and Key Management Personnel (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related party transactions [abstract]
Short-term employee benefits	$ 31,364	$ 31,892	$ 27,759
Compensation for termination of contract	799	1,337	3,471
Totals	$ 32,163	$ 33,229	$ 31,230